UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |X|; Amendment Number: |1|

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:  $ 9,129,283
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                   Name

1           028-10748                        Oppenheimer Asset Management Inc.
----        -------------------              --------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2  COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6      COL 7        COLUMN 8

                                                         VALUE     SHRS OR      SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x1000)    PRN AMT      PRN CALL   DISCRETION   MNGRS    SOLE    SHARED NONE
--------------                --------------  -----     -------    -------      --- ----   ----------   -----    ----    ------ ----
APPLE COMPUTER INC            COM             037833100      1,313       25,000  SH           SOLE                 25,000
ARM HLDGS PLC                 SPONSORED ADR   042068106        148       29,900  SH       SHARED-OTHER   1         29,900
ALTERA CORP                   COM             021441100        493        5,700  SH           SOLE                  5,700
ATMEL CORP                    COM             049513104     11,381       18,130  SH           SOLE                 18,130
ATMEL CORP                    COM             049513104     27,468       43,756  SH       SHARED-OTHER   1         43,756
AMAZON COM INC                COM             023135106        685       20,000  SH           SOLE                 20,000
BANK OF NEW YORK MELLON CORP  COM             064058100      2,690       90,000  SH           SOLE                 90,000
BEST BUY INC                  COM             086516101        222      113,980  SH           SOLE                113,980
BJS WHOLESALE CLUB INC        COM             05548J106        363      120,000  SH           SOLE                120,000
BROADCOM CORP                 CL A            111320107      2,556      125,000  SH           SOLE                125,000
CA INC                        COM             12673P105        854      125,000  SH           SOLE                125,000
COSTCO WHSL CORP NEW          COM             22160K105      8,429       61,100  SH           SOLE                 61,100
COSTCO WHSL CORP NEW          COM             22160K105     27,469      199,110  SH       SHARED-OTHER   1        199,110
DOLBY LABORATORIES INC        COM             25659T107     26,459       71,185  SH           SOLE                 71,185
DOLBY LABORATORIES INC        COM             25659T107     72,764      195,761  SH       SHARED-OTHER   1        195,761
ENERGY INFRASTRUCTURE ACQUI   COM             29269P109        256      360,000  SH           SOLE                360,000
ELECTRONIC ARTS INC           COM             285512109         71      322,000  SH           SOLE                322,000
ISHARES TR                    HIGH YLD CORP   464288513        264      789,876  SH           SOLE                789,876
ISHARES TR                    FTSE XNHUA IDX  464287184      1,617      206,540  SH           SOLE                206,540
ISHARES TR                    FTSE XNHUA IDX  464287184      4,601      587,625  SH       SHARED-OTHER   1        587,625
FIRST SOLAR INC               COM             336433107      9,685      113,470  SH           SOLE                113,470
FIRST SOLAR INC               COM             336433107     25,054      293,540  SH       SHARED-OTHER   1        293,540
GOOGLE INC                    CLA             38259P508      2,545      143,889  SH           SOLE                143,889
GOOGLE INC                    CLA             38259P508      4,980      281,585  SH       SHARED-OTHER   1        281,585
INFORMATICA CORP              COM             45666Q102        494      775,000  SH           SOLE                775,000
JPMORGAN & CHASE & CO         COM             46625H100     17,921      243,320  SH           SOLE                243,320
JPMORGAN & CHASE & CO         COM             46625H100     48,901      663,965  SH       SHARED-OTHER   1        663,965
LAWSON SOFTWARE INC NEW       COM             52078P102      4,416      283,300  SH           SOLE                283,300
LAWSON SOFTWARE INC NEW       COM             52078P102     15,870      856,470  SH       SHARED-OTHER   1        856,470
MONOLITHIC PWR SYS INC        COM             609839105     10,313      354,510  SH           SOLE                354,510
MONOLITHIC PWR SYS INC        COM             609839105     24,320      836,020  SH       SHARED-OTHER   1        836,020
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105      2,655      279,528  SH           SOLE                279,528
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105      8,086      851,480  SH       SHARED-OTHER   1        851,480
MICRON TECHNOLOGY INC         COM             595112103      8,821      311,370  SH           SOLE                311,370
MICRON TECHNOLOGY INC         COM             595112103     23,550      831,280  SH       SHARED-OTHER   1        831,280
MORGAN STANLEY CHINA A SH FD  COM             617468103      4,814      270,140  SH           SOLE                270,140
MORGAN STANLEY CHINA A SH FD  COM             617468103     16,738      939,260  SH       SHARED-OTHER   1        939,260
NETFLIX INC                   COM             64110L106      6,216      387,540  SH           SOLE                387,540
NETFLIX INC                   COM             64110L106     15,328      955,605  SH       SHARED-OTHER   1        955,605
NETEASE COM INC               SPONSORED ADR   64110W102      1,630      343,870  SH           SOLE                343,870
NETEASE COM INC               SPONSORED ADR   64110W102      4,725      996,940  SH       SHARED-OTHER   1        996,940
OSI PHARMACEUTICALS INC       COM             671040103      7,109      418,920  SH           SOLE                418,920
OSI PHARMACEUTICALS INC       COM             671040103     20,731    1,221,650  SH       SHARED-OTHER   1      1,221,650
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  1,524,648   51,265,900  SH  PUT      SOLE             51,265,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  4,024,479  135,322,100  SH  PUT  SHARED-OTHER   1    135,322,100
PRICELINE COM INC             COM NEW         741503403      8,081      483,610  SH           SOLE                483,610
PRICELINE COM INC             COM NEW         741503403     22,138    1,324,850  SH       SHARED-OTHER   1      1,324,850
QUALCOMM INC                  COM             747525103     14,628      665,425  SH           SOLE                665,425
QUALCOMM INC                  COM             747525103     33,484    1,523,216  SH       SHARED-OTHER   1      1,523,216
QUANTA SVCS INC               COM             74762E102     19,870      554,550  SH           SOLE                554,550
QUANTA SVCS INC               COM             74762E102     58,601    1,635,525  SH       SHARED-OTHER   1      1,635,525
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108        199    4,337,536  SH           SOLE              4,337,536
SINA CORP                     ORD             G81477104      8,359    1,253,180  SH           SOLE              1,253,180
SINA CORP                     ORD             G81477104     21,148    3,170,620  SH       SHARED-OTHER   1      3,170,620
SPDR TR                       UNIT SER 1      78462F103      1,847      590,020  SH           SOLE                590,020
SPDR TR                       UNIT SER 1      78462F103      6,500    2,076,750  SH       SHARED-OTHER   1      2,076,750
SANDISK CORP                  COM             80004C101      3,658      859,395  SH           SOLE                859,395
SANDISK CORP                  COM             80004C101     12,757    2,997,320  SH       SHARED-OTHER   1      2,997,320
SPDR GOLD TRUST               GOLD SHS        78463V107      2,474    2,059,258  SH           SOLE              2,059,258
SPDR GOLD TRUST               GOLD SHS        78463V107      7,209    6,000,742  SH       SHARED-OTHER   1      6,000,742
SUNTECH PWR HLDGS CO LTD      ADR             86800C104  2,183,220  186,600,000  SH  PUT      SOLE            186,600,000
TALEO CORP                    CLA             87424N104      9,970    2,589,583  SH           SOLE              2,589,583
TALEO CORP                    CLA             87424N104     25,241    6,556,221  SH       SHARED-OTHER   1      6,556,221
TEXAS INDS INC                COM             882491103      4,012    5,173,810  SH           SOLE              5,173,810
TEXAS INDS INC                COM             882491103      3,326    4,289,175  SH       SHARED-OTHER   1      4,289,175
WAL MART STORES INC           COM             931142103      3,260    8,124,456  SH           SOLE              8,124,456
WAL MART STORES INC           COM             931142103      3,665    9,134,110  SH       SHARED-OTHER   1      9,134,110
XILINX INC                    COM             983919101      6,065   11,519,965  SH           SOLE             11,519,965
XILINX INC                    COM             983919101     17,578   33,389,731  SH       SHARED-OTHER   1     33,389,731
ZORAN CORP                    COM             98975F101        543   31,380,131  SH           SOLE             31,380,131
ZORAN CORP                    COM             98975F101      2,943  170,226,378  SH       SHARED-OTHER   1    170,226,378
ZALE CORP NEW                 COM             988858106    624,375  187,500,000  SH  PUT      SOLE            187,500,000

                                                  TOTAL  9,129,283


















SK 03974 0001 966163
2/17/09 09:54 AM